EVERGREEN ASSET MANAGEMENT
                           2500 WESTCHESTER AVENUE
                            PURCHASE, N.Y. 10577

                                                              December 12, 1996.

Securities and Exchange Commission
Judiciary Plaza
450  Fifth Street, N.W.
Washington, D.C.

Attention:     File Room

Re:    EVERGREEN LIMITED MARKET FUND, INC.
       File No. 2-81494

Ladies and Gentlemen:

     Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is a certification that the Prospectus and Statement of Additional Information with respect to the above referenced Fund does not differ from that filed in the most recent post-effective amendment, which was filed electronically.



                                                           Very truly yours,



                                                           /s/ James P. Wallin
                                                            James P. Wallin